Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI EXCHANGE TRADED FUNDS
Entity Central Index Key	0001888997
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000233740
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Trading Symbol	SEIQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SEI Enhanced U.S. Large Cap Quality Factor ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Quality Factor ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 251,671,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 176
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$251,671	50	$176	15%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	6.5%
Communication Services	7.1%
Financials	11.0%
Industrials	12.6%
Consumer Staples	12.8%
Consumer Discretionary	14.4%
Information Technology	35.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.1%
Microsoft	8.7%
O'Reilly Automotive	3.0%
NVIDIA	2.9%
Mastercard, Cl A	2.8%
Fair Isaac	2.8%
Johnson & Johnson	2.8%
Booking Holdings	2.8%
Procter & Gamble	2.7%
Visa, Cl A	2.7%

C000233739
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Trading Symbol	SEIM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SEI Enhanced U.S. Large Cap Momentum Factor ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Momentum Factor ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 517,610,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 355
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$517,610	62	$355	39%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.4%
Materials	1.7%
Utilities	2.3%
Consumer Staples	5.0%
Communication Services	5.7%
Financials	10.3%
Consumer Discretionary	12.5%
Health Care	14.3%
Industrials	15.0%
Information Technology	32.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.9%
Apple	7.7%
Meta Platforms, Cl A	4.8%
Microsoft	3.4%
Arista Networks	3.2%
Walmart	2.8%
Parker-Hannifin	2.6%
AppLovin, Cl A	2.6%
Axon Enterprise	2.5%
Vistra	2.3%

C000233741
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Trading Symbol	SEIV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SEI Enhanced U.S. Large Cap Value Factor ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Value Factor ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 495,799,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 352
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$495,799	120	$352	36%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.7%
Energy	1.6%
Utilities	2.2%
Materials	2.7%
Industrials	6.0%
Consumer Staples	9.1%
Consumer Discretionary	9.5%
Communication Services	11.4%
Financials	11.6%
Health Care	12.5%
Information Technology	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	3.8%
Microsoft	3.6%
International Business Machines	2.5%
McKesson	2.4%
AT&T	2.4%
Verizon Communications	2.3%
Alphabet, Cl C	2.3%
Kroger	2.3%
QUALCOMM	2.2%
NVIDIA	2.2%

C000233738
Shareholder Report [Line Items]
Fund Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Class Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Trading Symbol	SELV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SEI Enhanced Low Volatility U.S. Large Cap ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced Low Volatility U.S. Large Cap ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 135,773,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 96
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$135,773	80	$96	3%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.0%
Energy	2.8%
Consumer Discretionary	3.8%
Utilities	5.5%
Financials	8.7%
Industrials	10.4%
Communication Services	11.4%
Consumer Staples	11.5%
Health Care	15.8%
Information Technology	27.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.0%
Apple	4.4%
Oracle	4.1%
Walmart	3.2%
Procter & Gamble	2.7%
Merck	2.7%
AT&T	2.6%
Johnson & Johnson	2.6%
Republic Services, Cl A	2.5%
Verizon Communications	2.5%